Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment Estimated Useful life
Depreciation is computed using the straight–line method over the estimated useful life of the asset as follows:

Land improvements	15 years
Building and building improvements	15 - 50 years
Leasehold improvements	Lease term
Machinery, equipment and office furniture	3 - 15 years
The components of property, plant and equipment, net as of December 31 were as follows:

(in millions)	2023	2022
Land and improvements	$42	$38
Building and building improvements	364	347
Leasehold improvements	172	141
Machinery, equipment and office furniture	714	687
Property, plant and equipment, gross	1,292	1,213
Total accumulated depreciation	(737)	(732)
Property, plant and equipment, net	$555	$481